Fair Value Measurements - Schedule of Fair Value Measurement Income Valuation Technique (Details) - EBP 001 - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
EBP, Investment, Fair Value and NAV [Line Items]
Fair Value	$ 28,708,611	$ 24,456,899
Company Common Stock
EBP, Investment, Fair Value and NAV [Line Items]
Fair Value	10,854,750	7,221,469	$ 6,166,568
Company Common Stock | Discounted Cash Flow Model | Weighted Average Cost of Capital
EBP, Investment, Fair Value and NAV [Line Items]
Fair Value	$ 10,854,750	$ 7,221,469
Rate applied	14.50%	14.00%